Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Notes [Member]	Series C-1 Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series C-1 Preferred Stock [Member]	Preferred Stock [Member] Series C-2 Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Notes [Member]	Additional Paid-in Capital [Member] Series C-1 Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series A Preferred Stock [Member]	Accumulated Deficit [Member] Series C-1 Preferred Stock [Member]	Accumulated Deficit [Member] Series C-2 Preferred Stock [Member]
Beginning Balance at Dec. 31, 2021	$ (29,577,046)						$ 2,275		$ 3,195,135			$ (32,774,456)
Beginning Balance (in Shares) at Dec. 31, 2021							2,274,373
Temporary equity accretion of dividends during the period				$ (307,927)	$ (9,470)	$ (239,104)							$ (307,927)	$ (9,470)	$ (239,104)
Issuance of common stock for service	26,477						$ 12		26,465
Issuance of common stock for service (in Shares)							12,534
Exercise of common stock options	1,271						$ 1		1,270
Exercise of common stock options (in Shares)							558
Exercise of common stock purchase warrants	37,426						$ 21		37,405
Exercise of common stock purchase warrants (in Shares)							20,940
Warrants issued in connection with notes/preferred stock		$ 409,483	$ 312,088							$ 409,483	$ 312,088
Repurchase of common stock	(2,294)							$ (2,294)
Repurchase of common stock (in Shares)								(1,411,825)
Cancellation of common stock							$ (1,412)	$ 2,294	(882)
Cancellation of common stock (in Shares)							(1,411,825)	1,411,825
Stock-based compensation expense	609,891								609,891
Net loss	(9,051,334)											(9,051,334)
Ending Balance at Dec. 31, 2022	(37,790,539)						$ 897		4,590,855			(42,382,291)
Ending Balance (in Shares) at Dec. 31, 2022							896,580
Temporary equity accretion of dividends during the period				(164,510)	$ (40,551)	$ (470,962)							$ (164,510)	$ (40,551)	$ (470,962)
Exercise of common stock options	$ 41,073						$ 21		41,052
Exercise of common stock options (in Shares)	21,158						21,158
Warrants issued in connection with notes/preferred stock		$ 55,062								55,062
Change in par value of common stock							$ (827)			$ 827
Business Combination with Alpha, net of transaction costs	$ 55,994,052						$ 1,830		55,992,222
Business Combination with Alpha, net of transaction costs (in Shares)							18,302,510
Common stock issued to convertible noteholder at the Merger	250,000						$ 3		249,997
Common stock issued to convertible noteholder at the Merger (in Shares)							25,000
Common and Series A Preferred stock issued in conjuction with AxBio Acquisition	21,652,790			$ 1			$ 385		21,652,404
Common and Series A Preferred stock issued in conjuction with AxBio Acquisition (in Shares)				4,243			3,845,337
Stock-based compensation expense	667,682								667,682
Net loss	(15,445,087)											(15,445,087)
Ending Balance at Dec. 31, 2023	$ 24,749,010			$ 1			$ 2,309		$ 83,250,101			$ (58,503,401)
Ending Balance (in Shares) at Dec. 31, 2023				4,243			23,090,585